DETAILS OF CASH FLOWS - Non-cash investing and financing activities (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) property shares	Dec. 31, 2018 CAD ($) shares
Non cash capital contribution by non controlling interest	$ 537
Canada | Investment property completed
Additions to right of use assets	20,500
Lease liabilities additional right of use assets	$ 20,500
Number of properties acquired during the year on lease | property	2
Stapled Units
Distributions declared	$ 41,100
Units issued under the stapled unit plan (in units) (note 11 (b)) | shares	20	64
Value of stapled units issued	$ 1,200	$ 3,200
Non Cash Contribution
Non cash capital contribution by non controlling interest	$ 400